Secured Debt	12 Months Ended
Dec. 31, 2011
Secured Debt [Abstract]
SECURED DEBT

6. SECURED DEBT

Our secured debt instruments generally feature either monthly interest and principal or monthly interest-only payments with balloon payments due at maturity. For purposes of classification of the following table, variable rate debt with a derivative financial instrument designated as a cash flow hedge is deemed as fixed rate debt due to the Company having effectively established a fixed interest rate for the underlying debt instrument. Secured debt, including debt related to real estate under development and held for sale, which encumbers $3.1 billion or 38.3% of UDR’s total real estate owned based upon gross book value ($5.0 billion or 61.7% of UDR’s real estate owned based on gross book value is unencumbered) consists of the following as of December 31, 2011 (dollars in thousands):

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$590,208	$292,236	5.10%	4.7	10
Tax-exempt secured notes payable	—	13,325	NA	—	—
Fannie Mae credit facilities	744,509	897,318	5.14%	6.0	12

Total fixed rate secured debt	1,334,717	1,202,879	5.12%	5.4	22
Variable Rate Debt
Mortgage notes payable	151,685	405,641	2.08%	1.4	6
Tax-exempt secured notes payable	94,700	94,700	0.77%	10.6	2
Fannie Mae credit facilities	310,451	260,450	1.63%	4.6	28

Total variable rate secured debt	556,836	760,791	1.60%	4.8	36

Total secured debt	$1,891,553	$1,963,670	4.10%	5.2	58

UDR has five secured credit facilities with Fannie Mae with an aggregate commitment of $1.3 billion at December 31, 2011. The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at our option. We have $744.5 million of the outstanding balance fixed at a weighted average interest rate of 5.14% and the remaining balance on these facilities is currently at a weighted average variable interest rate of 1.63%. Further information related to these credit facilities as of December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$1,054,960	$1,157,768
Weighted average borrowings during the period ended	1,139,588	1,198,771
Maximum daily borrowings during the period ended	1,157,557	1,209,739
Weighted average interest rate during the period ended	4.4%	4.6%
Weighted average interest rate at the end of the period	4.1%	4.5%

The Company will from time to time acquire properties subject to fixed rate debt instruments. In those situations, management will record the secured debt at its estimated fair value and amortize any difference between the fair value and par to interest expense over the life of the underlying debt instrument. The unamortized fair market adjustment was a net premium of $24.1 million and $694,000 at December 31, 2011 and 2010.

Fixed Rate Debt

Mortgage notes payable. Fixed rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from October 2012 through June 2032 and carry interest rates ranging from 3.25% to 6.76%. Mortgage notes payable includes debt associated with development activities.

Secured credit facilities. At December 31, 2011, the Company had $744.5 million outstanding of fixed rate secured credit facilities with Fannie Mae with a weighted average fixed interest rate of 5.14%.

Variable Rate Debt

Mortgage notes payable. Variable rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from August 2012 through October 2014. The mortgage notes payable are based on LIBOR plus some basis points, which translate into interest rates ranging from 0.99% to 2.94% at December 31, 2011.

Tax-exempt secured notes payable. The variable rate mortgage notes payable that secure tax-exempt housing bond issues mature in August 2019 and March 2030. Interest on these notes is payable in monthly installments. The variable mortgage notes have interest rates of 0.57% to 0.85% as of December 31, 2011.

Secured credit facilities. At December 31, 2011, the Company had $310.5 million outstanding of variable rate secured credit facilities with Fannie Mae with a weighted average floating interest rate of 1.63%.

The aggregate maturities, including amortizing principal payments, of our secured debt due during each of the next five calendar years and thereafter are as follows (dollars in thousands):

	Fixed		Variable
Year	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax-Exempt Notes Payable	Credit Facilities	Total Secured
2012	$65,480	$77,944	$64,345	$—	$99,042	$306,811
2013	23,378	38,632	62,490	—	—	124,500
2014	81,101	3,328	24,850	—	—	109,279
2015	201,691	3,522	—	—	—	205,213
2016	140,180	3,702	—	—	—	143,882
Thereafter	78,378	617,381	—	94,700	211,409	1,001,868

Total	$590,208	$744,509	$151,685	$94,700	$310,451	$1,891,553